Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1), (2)	Average Compensation Actually Paid to Non-PEO NEOs(1), (3)	Company Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Loss (in thousands)(6)	Total Revenue (in thousands)(7)
2025	$37,333,189	$88,597,639	$5,074,373	$18,836,913	$115	$194	$(23,467)	$261,330
2024	5,139,076	1,176,578	1,878,274	501,954	52	143	(60,792)	198,548
2023	4,024,164	7,697,077	1,506,406	2,749,232	67	130	(41,670)	209,921
2022	3,419,436	(2,827,678)	840,049	(2,323,427)	50	110	(54,579)	242,058
2021	5,741,065	2,568,562	2,286,632	430,621	118	138	(29,669)	270,146

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote
(1)    NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Scott Keeney	Joseph Corso
2024	Scott Keeney	Joseph Corso
2023	Scott Keeney	Joseph Corso
2022	Scott Keeney	Ran Bareket, Joseph Corso
2021	Scott Keeney	Ran Bareket

(2)    Amounts reflect Summary Compensation Table Total pay for our NEOs for each corresponding year.

Peer Group Issuers, Footnote
(5)    Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 600 Technology Hardware & Equipment (Industry Group) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 37,333,189	$ 5,139,076	$ 4,024,164	$ 3,419,436	$ 5,741,065
PEO Actually Paid Compensation Amount	$ 88,597,639	1,176,578	7,697,077	(2,827,678)	2,568,562
Adjustment To PEO Compensation, Footnote
(3)    Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):.

	Fiscal Year 2025 (For PEO)	Fiscal Year 2025 (Average For Non-PEO NEOs)
PEO Summary Compensation Table Total(a)	$37,333,189	$5,074,373
Minus: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year(b)	(36,085,997)	(4,397,666)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year(c)	61,315,275	9,309,142
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(c)	20,021,127	6,741,259
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year(c)	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(c)	6,014,045	2,109,805
Total adjustments	51,264,450	13,762,540
Compensation Actually Paid	$88,597,639	$18,836,913

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
_______________
a.We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the PvP rules are not relevant to our analysis and no adjustments have been made.
b.The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
c.In accordance with PvP Rules, the fair values of unvested and outstanding equity awards to our PEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards. Please see “Accounting Assumption Disclosures” for further discussion on the assumptions used for these remeasurements.

Non-PEO NEO Average Total Compensation Amount	$ 5,074,373	1,878,274	1,506,406	840,049	2,286,632
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,836,913	501,954	2,749,232	(2,323,427)	430,621
Adjustment to Non-PEO NEO Compensation Footnote
(3)    Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):.

	Fiscal Year 2025 (For PEO)	Fiscal Year 2025 (Average For Non-PEO NEOs)
PEO Summary Compensation Table Total(a)	$37,333,189	$5,074,373
Minus: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year(b)	(36,085,997)	(4,397,666)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year(c)	61,315,275	9,309,142
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(c)	20,021,127	6,741,259
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year(c)	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(c)	6,014,045	2,109,805
Total adjustments	51,264,450	13,762,540
Compensation Actually Paid	$88,597,639	$18,836,913

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
_______________
a.We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the PvP rules are not relevant to our analysis and no adjustments have been made.
b.The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
c.In accordance with PvP Rules, the fair values of unvested and outstanding equity awards to our PEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards. Please see “Accounting Assumption Disclosures” for further discussion on the assumptions used for these remeasurements.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Total Revenue •Product Gross Margin •Adjusted EBITDA •Relative TSR
Total Shareholder Return Amount	$ 115	52	67	50	118
Peer Group Total Shareholder Return Amount	194	143	130	110	138
Net Income (Loss)	$ (23,467,000)	$ (60,792,000)	$ (41,670,000)	$ (54,579,000)	$ (29,669,000)
Company Selected Measure Amount	261,330,000	198,548,000	209,921,000	242,058,000	270,146,000
PEO Name	Scott Keeney	Scott Keeney	Scott Keeney	Scott Keeney	Scott Keeney
Additional 402(v) Disclosure
(4)    Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in our common stock, for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.
(6)     The dollar amounts reported are our net income as reflected in our audited financial statements.
	(7) In our assessment, total revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return) used by us in 2025 to link compensation actually paid to performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Product Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 51,264,450
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	61,315,275
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	20,021,127
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,014,045
PEO | Grant Date Fair Value Of Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(36,085,997)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,762,540
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	9,309,142
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,741,259
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,109,805
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (4,397,666)